Accounts Receivable, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Beginning balance	$ 3,799	¥ 25,877	¥ 22,589
Charge to expense	38	261	3,288
Ending balance	$ 3,837	¥ 26,138	¥ 25,877